Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Sep. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Consolidating Statement Of Income

Condensed Consolidating Statement of Income and Comprehensive Income for the year ended September 28, 2013				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$431	$19,243	$16,120	$(1,420)	$34,374
Cost of Sales	40	18,464	14,932	(1,420)	32,016
Gross Profit	391	779	1,188	—	2,358
Selling, General and Administrative	68	201	714	—	983
Operating Income	323	578	474	—	1,375
Other (Income) Expense:
Interest expense, net	36	62	40	—	138
Other, net	4	(1)	(23)	—	(20)
Equity in net earnings of subsidiaries	(582)	(40)	—	622	—
Total Other (Income) Expense	(542)	21	17	622	118
Income from Continuing Operations before Income Taxes	865	557	457	(622)	1,257
Income Tax Expense	87	172	150	—	409
Income from Continuing Operations	778	385	307	(622)	848
Loss from Discontinued Operation, Net of Tax	—	—	(70)	—	(70)
Net Income	778	385	237	(622)	778
Less: Net Loss Attributable to Noncontrolling Interests	—	—	—	—	—
Net Income Attributable to Tyson	$778	$385	$237	$(622)	$778

Comprehensive Income (Loss)	$733	$380	$212	$(592)	$733
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	—	—	—	—
Comprehensive Income (Loss) Attributable to Tyson	$733	$380	$212	$(592)	$733

Condensed Consolidating Statement of Income and Comprehensive Income for the year ended September 29, 2012				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$352	$18,832	$15,152	$(1,281)	$33,055
Cost of Sales	(4)	18,088	14,061	(1,280)	30,865
Gross Profit	356	744	1,091	(1)	2,190
Selling, General and Administrative	59	205	641	(1)	904
Operating Income	297	539	450	—	1,286
Other (Income) Expense:
Interest expense, net	49	143	152	—	344
Other, net	1	—	(24)	—	(23)
Equity in net earnings of subsidiaries	(427)	(43)	—	470	—
Total Other (Income) Expense	(377)	100	128	470	321
Income from Continuing Operations before Income Taxes	674	439	322	(470)	965
Income Tax Expense	91	130	130	—	351
Income from Continuing Operations	583	309	192	(470)	614
Loss from Discontinued Operation, Net of Tax	—	—	(38)	—	(38)
Net Income	583	309	154	(470)	576
Less: Net Loss Attributable to Noncontrolling Interests	—	—	(7)	—	(7)
Net Income Attributable to Tyson	$583	$309	$161	$(470)	$583

Comprehensive Income (Loss)	$599	$324	$166	$(497)	$592
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	(7)	—	(7)
Comprehensive Income (Loss) Attributable to Tyson	$599	$324	$173	$(497)	$599

Condensed Consolidating Statement of Income and Comprehensive Income for the year ended October 1, 2011				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$157	$18,636	$14,466	$(1,227)	$32,032
Cost of Sales	29	17,461	13,574	(1,227)	29,837
Gross Profit	128	1,175	892	—	2,195
Selling, General and Administrative	52	215	639	—	906
Operating Income	76	960	253	—	1,289
Other (Income) Expense:
Interest expense, net	(26)	148	109	—	231
Other, net	(9)	—	(11)	—	(20)
Equity in net earnings of subsidiaries	(673)	(115)	—	788	—
Total Other (Income) Expense	(708)	33	98	788	211
Income from Continuing Operations before Income Taxes	784	927	155	(788)	1,078
Income Tax Expense	34	272	34	—	340
Income from Continuing Operations	750	655	121	(788)	738
Loss from Discontinued Operation, Net of Tax	—	—	(5)	—	(5)
Net Income	750	655	116	(788)	733
Less: Net Loss Attributable to Noncontrolling Interests	—	—	(17)	—	(17)
Net Income Attributable to Tyson	$750	$655	$133	$(788)	$750

Comprehensive Income (Loss)	$671	$606	$77	$(700)	$654
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	(17)	—	(17)
Comprehensive Income (Loss) Attributable to Tyson	$671	$606	$94	$(700)	$671

Schedule Of Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet as of September 28, 2013				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$21	$1,124	$—	$1,145
Accounts receivable, net	—	571	926	—	1,497
Inventories	—	1,039	1,778	—	2,817
Other current assets	351	88	117	(411)	145
Total Current Assets	351	1,719	3,945	(411)	5,604
Net Property, Plant and Equipment	32	891	3,130	—	4,053
Goodwill	—	881	1,021	—	1,902
Intangible Assets	—	21	117	—	138
Other Assets	895	162	244	(821)	480
Investment in Subsidiaries	11,975	2,035	—	(14,010)	—
Total Assets	$13,253	$5,709	$8,457	$(15,242)	$12,177
Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$457	$132	$251	$(327)	$513
Accounts payable	27	575	757	—	1,359
Other current liabilities	4,625	200	901	(4,588)	1,138
Total Current Liabilities	5,109	907	1,909	(4,915)	3,010
Long-Term Debt	1,770	679	241	(795)	1,895
Deferred Income Taxes	24	93	362	—	479
Other Liabilities	149	155	282	(26)	560

Total Tyson Shareholders’ Equity	6,201	3,875	5,631	(9,506)	6,201
Noncontrolling Interests	—	—	32	—	32
Total Shareholders’ Equity	6,201	3,875	5,663	(9,506)	6,233
Total Liabilities and Shareholders’ Equity	$13,253	$5,709	$8,457	$(15,242)	$12,177

Condensed Consolidating Balance Sheet as of September 29, 2012				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$1	$9	$1,061	$—	$1,071
Accounts receivable, net	1	499	878	—	1,378
Inventories	—	950	1,859	—	2,809
Other current assets	139	100	90	(184)	145
Total Current Assets	141	1,558	3,888	(184)	5,403
Net Property, Plant and Equipment	31	873	3,118	—	4,022
Goodwill	—	881	1,010	—	1,891
Intangible Assets	—	26	103	—	129
Other Assets	1,257	151	251	(1,208)	451
Investment in Subsidiaries	11,849	2,005	—	(13,854)	—
Total Assets	$13,278	$5,494	$8,370	$(15,246)	$11,896
Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$439	$—	$167	$(91)	$515
Accounts payable	10	558	804	—	1,372
Other current liabilities	4,887	144	766	(4,854)	943
Total Current Liabilities	5,336	702	1,737	(4,945)	2,830
Long-Term Debt	1,774	809	486	(1,152)	1,917
Deferred Income Taxes	—	135	432	(9)	558
Other Liabilities	156	146	294	(47)	549

Total Tyson Shareholders’ Equity	6,012	3,702	5,391	(9,093)	6,012
Noncontrolling Interests	—	—	30	—	30
Total Shareholders’ Equity	6,012	3,702	5,421	(9,093)	6,042
Total Liabilities and Shareholders’ Equity	$13,278	$5,494	$8,370	$(15,246)	$11,896

Schedule Of Condensed Consolidating Statement Of Cash Flows

Condensed Consolidating Statement of Cash Flows for the year ended September 28, 2013				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$294	$337	$696	$(13)	$1,314
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(4)	(113)	(441)	—	(558)
(Purchases of)/Proceeds from marketable securities, net	—	(13)	(5)	—	(18)
Proceeds from notes receivable	—	—	—	—	—
Acquisitions, net of cash acquired	—	—	(106)	—	(106)
Other, net	—	3	36	—	39
Cash Provided by (Used for) Investing Activities	(4)	(123)	(516)	—	(643)
Cash Flows from Financing Activities:
Net change in debt	5	—	(28)	—	(23)
Purchase of redeemable noncontrolling interest	—	—	—	—	—
Purchases of Tyson Class A common stock	(614)	—	—	—	(614)
Dividends	(104)	—	(13)	13	(104)
Stock options exercised	123	—	—	—	123
Other, net	18	—	—	—	18
Net change in intercompany balances	281	(202)	(79)	—	—
Cash Provided by (Used for) Financing Activities	(291)	(202)	(120)	13	(600)
Effect of Exchange Rate Change on Cash	—	—	3	—	3
Increase (Decrease) in Cash and Cash Equivalents	(1)	12	63	—	74
Cash and Cash Equivalents at Beginning of Year	1	9	1,061	—	1,071
Cash and Cash Equivalents at End of Year	$—	$21	$1,124	$—	$1,145

Condensed Consolidating Statement of Cash Flows for the year ended September 29, 2012				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$312	$438	$447	$(10)	$1,187
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(1)	(104)	(585)	—	(690)
(Purchases of)/Proceeds from marketable securities, net	—	(7)	(4)	—	(11)
Proceeds from notes receivable	—	—	—	—	—
Acquisitions, net of cash acquired	—	—	—	—	—
Other, net	1	5	35	—	41
Cash Provided by (Used for) Investing Activities	—	(106)	(554)	—	(660)
Cash Flows from Financing Activities:
Net change in debt	107	—	16	—	123
Purchase of redeemable noncontrolling interest	—	—	—	—	—
Purchases of Tyson Class A common stock	(264)	—	—	—	(264)
Dividends	(57)	—	(10)	10	(57)
Stock options exercised	34	—	—	—	34
Other, net	(8)	—	1	—	(7)
Net change in intercompany balances	(124)	(324)	448	—	—
Cash Provided by (Used for) Financing Activities	(312)	(324)	455	10	(171)
Effect of Exchange Rate Change on Cash	—	—	(1)	—	(1)
Increase (Decrease) in Cash and Cash Equivalents	—	8	347	—	355
Cash and Cash Equivalents at Beginning of Year	1	1	714	—	716
Cash and Cash Equivalents at End of Year	$1	$9	$1,061	$—	$1,071

Condensed Consolidating Statement of Cash Flows for the year ended October 1, 2011				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$31	$564	$471	$(20)	$1,046
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(1)	(107)	(535)	—	(643)
(Purchases of)/Proceeds from marketable securities, net	—	(57)	(23)	—	(80)
Proceeds from notes receivable	—	—	51	—	51
Acquisitions, net of cash acquired	—	—	—	—	—
Other, net	23	—	5	—	28
Cash Provided by (Used for) Investing Activities	22	(164)	(502)	—	(644)
Cash Flows from Financing Activities:
Net change in debt	(391)	(6)	12	—	(385)
Purchase of redeemable noncontrolling interest	—	—	(66)	—	(66)
Purchases of Tyson Class A common stock	(207)	—	—	—	(207)
Dividends	(59)	—	(20)	20	(59)
Stock options exercised	51	—	—	—	51
Other, net	(2)	—	10	—	8
Net change in intercompany balances	554	(395)	(159)	—	—
Cash Provided by (Used for) Financing Activities	(54)	(401)	(223)	20	(658)
Effect of Exchange Rate Change on Cash	—	—	(6)	—	(6)
Increase (Decrease) in Cash and Cash Equivalents	(1)	(1)	(260)	—	(262)
Cash and Cash Equivalents at Beginning of Year	2	2	974	—	978
Cash and Cash Equivalents at End of Year	$1	$1	$714	$—	$716